Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Opening balance	$ 150,975
Closing balance	129,690	$ 150,975
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	350,240	217,479
Additions	21,250	145,307
Disposals	449	12,443
Effect of change in exchange rates		(103)
Closing balance	371,041	350,240
Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(199,265)	(153,902)
Disposals	449	11,365
Effect of change in exchange rates		73
Amortization charge	(42,535)	(56,801)
Closing balance	(241,351)	(199,265)
Patents, Trademarks and Other Rights
Disclosure of detailed information about intangible assets [line items]
Opening balance	9,467
Closing balance	4,590	9,467
Patents, Trademarks and Other Rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	27,295	21,745
Additions	500	5,550
Disposals	0	0
Effect of change in exchange rates		0
Closing balance	27,795	27,295
Patents, Trademarks and Other Rights | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(17,828)	(10,032)
Disposals	0	0
Effect of change in exchange rates		0
Amortization charge	(5,377)	(7,796)
Closing balance	(23,205)	(17,828)
Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Opening balance	78,570
Closing balance	67,598	78,570
Acquired developed technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	197,093	137,050
Additions	18,100	72,589
Disposals	449	12,443
Effect of change in exchange rates		(103)
Closing balance	214,744	197,093
Acquired developed technology | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(118,523)	(101,971)
Disposals	449	11,365
Effect of change in exchange rates		73
Amortization charge	(29,072)	(27,990)
Closing balance	(147,146)	(118,523)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening balance	62,938
Closing balance	57,502	62,938
Customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	125,852	58,684
Additions	2,650	67,168
Disposals	0	0
Effect of change in exchange rates		0
Closing balance	128,502	125,852
Customer relationships | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(62,914)	(41,899)
Disposals	0	0
Effect of change in exchange rates		0
Amortization charge	(8,086)	(21,015)
Closing balance	$ (71,000)	$ (62,914)